Non-controlling interests (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at the beginning of the fiscal year	R$ 335,447	R$ 403,350	R$ 497,342
Incorporation / Acquisition	876,232	(112,710)	(134,214)
Dividends paid / Interest on Capital			(6,790)
Profit attributable to non-controlling interests	199,088	48,257	49,499
Others	(31,153)	(3,450)	(2,487)
Balance at the end of the fiscal year	R$ 1,379,614	R$ 335,447	R$ 403,350